Inventories	12 Months Ended
Dec. 31, 2012
Inventories
(3)	INVENTORIES

	December 31, 2011	December 31, 2012
Inventories consist of the following:
Raw materials	78,858	3,327
Work in progress	163,831	74,940
Supplies	99,018	58,014
Finished goods	313,240	134,531

	654,947	270,812

Raw materials, work in progress and supplies consigned to third parties	14,185	6,746

Raw materials consist of a variety of polysilicon materials, including solar-grade virgin polysilicon, recyclable polysilicon materials, silicon powder and trichlorosilane.

Write-downs of raw materials, work in progress and finished goods inventories were US$6,113, US$305,175 and US$180,900 during the years ended December 31, 2010, 2011 and 2012, respectively, and are included in cost of goods sold.